Derivative Instruments and Hedging Activities	6 Months Ended
Jun. 30, 2012
Derivative Instruments and Hedging Activities [Abstract]
Derivative Instruments and Hedging Activities
9.	Derivative Instruments and Hedging Activities

The Partnership uses derivatives to manage certain risks in accordance with its overall risk management policies.

Foreign Exchange Risk

The Partnership economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. Certain foreign currency forward contracts are designated, for accounting purposes, as cash flow hedges of forecasted foreign currency expenditures.

As at June 30, 2012, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount	Fair Value /Carrying
	in Foreign	Amount of Asset/(Liability)		Average	Expected Maturity
	Currency	(in thousands of U.S. Dollars)		Forward	2012	2013
	(thousands)	Hedge	Non-hedge	Rate (1)	(in thousands of U.S. Dollars)
Norwegian Kroner	499,000	(209)	(271)	5.96	50,908	32,848
British Pound	5,290	—	59	0.64	5,925	2,322
Euro	3,025	—	(113)	0.77	1,571	2,382

		(209)	(325)		58,404	37,552

(1)	Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

The Partnership enters into cross currency swaps and pursuant to these swaps the Partnership receives the principal amount in Norwegian Kroner (or NOK) on the maturity date of the swap, in exchange for payment of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in Norwegian Kroner based on NIBOR plus a margin for a payment of US Dollar fixed interest or US Dollar floating interest based on LIBOR plus a margin. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal at maturity of the Partnership’s Norwegian Kroner Bonds due in 2013 and 2017. In addition, the cross currency swap due in 2017 economically hedges the interest rate exposure on the Norwegian Kroner Bonds due in 2017. The Partnership has not designated, for accounting purposes, these cross currency swaps as cash flow hedges of its Norwegian Kroner Bonds due in 2013 and 2017. As at June 30, 2012, the Partnership was committed to the following cross currency swaps:

								Fair Value /
								Carrying	Weighted-
Principal	Principal	Floating Rate Receivable		Floating Rate Payable				Amount of	Average
Amount	Amount	Reference		Reference			Fixed Rate	Asset	Remaining
NOK	USD	Rate	Margin	Rate		Margin	Payable	(Liability)	Term (years)
600,000	98,500	NIBOR	4.75%	LIBOR	(1)	5.04%		2,775	1.3
600,000	101,400	NIBOR	5.75%				7.49%	(2,976)	4.5

								(201)

(1)	LIBOR subsequently fixed at 1.1%, subject to a LIBOR rate receivable cap of 3.5% (see next section).

Interest Rate Risk

The Partnership enters into interest rate swaps, which exchange a receipt of floating interest for a payment of fixed interest, to reduce the Partnership’s exposure to interest rate variability on its outstanding floating-rate debt. The Partnership has not designated, for accounting purposes, its interest rate swaps as cash flow hedges of its U.S. Dollar LIBOR-denominated borrowings.

As at June 30, 2012, the Partnership was committed to the following interest rate swap agreements:

			Fair Value /
			Carrying	Weighted-
			Amount of	Average	Fixed
	Interest	Principal	Assets	Remaining	Interest
	Rate	Amount	(Liability)	Term	Rate
	Index	$	$	(years)	(%)(1)
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	900,000	(236,553)	12.0	4.7
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	529,704	(76,298)	7.3	4.0
U.S. Dollar-denominated interest rate swap (2)(4)	LIBOR	98,500	(882)	1.4	1.1

		1,528,204	(313,733)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at June 30, 2012, ranged between 0.30% and 3.25%.
(2)	Notional amount remains constant over the term of the swap.
(3)	Principal amount reduces quarterly or semi-annually.
(4)	The LIBOR rate receivable is capped at 3.5%, which effectively results in a fixed rate of 1.12% unless LIBOR exceeds 3.5%, in which case the Partnership’s related interest rate effectively floats at LIBOR, but reduced by 2.38%.

Tabular disclosure

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

		Current			Current
		portion of			portion of
	Accounts	derivative	Derivative	Accrued	derivative	Derivative
	Receivable	assets	assets	liabilities	liabilities	liabilities
As at June 30, 2012
Foreign currency contracts – cash flow hedges	—	309	—	—	(518)	—
Foreign currency contracts – not designated as hedges	—	1,085	—	—	(1,369)	(41)
Cross currency swap—not designated as hedges	244	1,815	1,248	—	—	(3,508)
Interest rate swaps – not designated as hedges	—	—	—	(9,081)	(47,480)	(257,172)

	244	3,209	1,248	(9,081)	(49,367)	(260,721)

As at December 31, 2011
Foreign currency contracts – cash flow hedges	—	549	—	—	(448)	(145)
Foreign currency contracts – not designated as hedges	—	2,192	2	—	(2,532)	(696)
Cross currency swap—not designated as hedges	225	1,577	875	—	—	—
Interest rate swaps – not designated as hedges	—	—	—	(10,406)	(43,416)	(244,157)

	225	4,318	877	(10,406)	(46,396)	(244,998)

For the periods indicated, the following table presents the effective portion of gains (losses) on foreign currency forward contracts designated and qualifying as cash flow hedges that were (1) recognized in other comprehensive loss, (2) recorded in accumulated other comprehensive income (or AOCI) during the term of the hedging relationship and reclassified to earnings, and (3) recognized in the ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges.

Three Months Ended June 30, 2012				Three Months Ended June 30, 2011
Balance Sheet				Balance Sheet
(AOCI)	Statement of Loss			(AOCI)	Statement of Loss
Effective Portion	Effective Portion	Ineffective Portion		Effective Portion	Effective Portion	Ineffective Portion
(653)	—	—	Vessel operating expenses	1,029	174	(83)	Vessel operating expenses
	86	(254)	General and administrative expenses		572	69	General and administrative expenses

(653)	86	(254)		1,029	746	(14)

Six Months Ended June 30, 2012				Six Months Ended June 30, 2011
Balance Sheet				Balance Sheet
(AOCI)	Statement of Income			(AOCI)	Statement of Income
Effective Portion	Effective Portion	Ineffective Portion		Effective Portion	Effective Portion	Ineffective Portion
336	—	—	Vessel operating expenses	3,012	781	(267)	Vessel operating expenses
	266	(234)	General and administrative expenses		730	199	General and administrative expenses

336	266	(234)		3,012	1,511	(68)

As at June 30, 2012, the Partnership’s accumulated other comprehensive income consisted of unrealized gains on foreign currency forward contracts designated as cash flow hedges. As at June 30, 2012, the Partnership estimated, based on the current foreign exchange rates, that it would reclassify approximately $0.5 million of net losses on foreign currency forward contracts from accumulated other comprehensive income to earnings during the next 12 months.

Realized and unrealized (losses) gains of interest rate swaps and foreign currency forward contracts that are not designated for accounting purposes as cash flow hedges are recognized in earnings and reported in realized and unrealized (loss) gain on non-designated derivative instruments in the consolidated statements of (loss) income. The effect of the gain (loss) on derivatives not designated as hedging instruments on the consolidated statements of (loss) income is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	$	$	$	$
Realized (losses) gains relating to:
Interest rate swaps	(14,338)	(13,769)	(29,345)	(27,471)
Foreign currency forward contracts	437	1,204	1,635	1,622

	(13,901)	(12,565)	(27,710)	(25,849)

Unrealized (losses) gains relating to:
Interest rate swaps	(41,842)	(26,969)	(17,079)	(6,204)
Foreign currency forward contracts	(4,574)	814	711	4,173

	(46,416)	(26,155)	(16,368)	(2,031)

Total realized and unrealized losses on non-designated derivative instruments	(60,317)	(38,720)	(44,078)	(27,880)

Realized and unrealized gains (losses) of the cross currency swaps are recognized in earnings and reported in foreign currency exchange gain (loss) in the consolidated statements of (loss) income. The effect of the gain (loss) on cross currency swaps on the consolidated statements of (loss) income is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	$	$	$	$
Realized gains	696	777	1,690	1,444
Unrealized (losses) gains	(10,776)	3,135	(2,897)	9,363

Total realized and unrealized (losses) gains on cross currency swaps	(10,080)	3,912	(1,207)	10,807

The Partnership is exposed to credit loss in the event of non-performance by the counterparties, all of which are financial institutions, to the foreign currency forward contracts and the interest rate swap agreements. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.